Revenue Recognition - Reconciliation of Contract Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of Contract Balances
Notes and accounts receivable-trade (net of allowances of $299 in 2019 and $309 in 2018)	$ 7,870	$ 7,432
Notes and accounts receivable - trade, allowances	299	309
Contract assets	492	470
Deferred income (current)	12,026	11,165
Deferred income (noncurrent)	3,851	$ 3,445
Revenue recognized that was included in deferred income at the beginning of the period	$ 9,500